BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2019
BUSINESS ACQUISITION
Schedule of allocation of purchase price for the acquisition

The purchase price for the acquisition was allocated as follows:

	US$	Useful life
Net tangible assets	124,648
Intangible assets:
Cryptocurrencies	1,200,000	Indefinite useful life
Total	1,324,648
Goodwill	5,529,178
Total consideration	6,853,826

Schedule of unaudited pro forma information

The following unaudited pro forma information summarizes the results of operations for the year ended December 31, 2019 of the Group as if the acquisition had occurred on January 1, 2019. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

For the year ended
December 31, 2019
US$
(unaudited)
Pro forma revenues	1,888,000
Pro forma net income	792,840
Pro forma net income per ordinary share-basic	0.00
Pro forma net income per ordinary share-diluted	0.00